Long-term loans receivable - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 EUR (€)
Proceeds from collection of loans receivable			¥ 1,700	$ 239
Loans from third parties, amount repaid			40,000
Loans receivable current and non current			4,500				$ 634
Loans receivable settled by accounts payable			5,800	817
Allowance for credit loss on financing receivable current			285				$ 40
Finance lease receivables reclassified from non current to current assets			2,163	305
Third Party [Member]
Debt instrument outstanding amount			12,000
Third Party [Member] | Not Later Than Nine Months [Member]
Debt instrument outstanding amount			2,000
Third Party [Member] | Not Later Than One Year [Member]
Debt instrument outstanding amount			2,000
Third Party [Member] | Later Than One Year And Not Later Than Two Years [Member]
Debt instrument outstanding amount			8,000
Key AAV [Member]
Long term loans receivable. Agreement term	2 years	3 years
Loans receivable principal amount	¥ 1,900							¥ 52,000	€ 243
Loans receivable, interest rate	3.50%							3.00%	3.00%
Loans receivable, interest income			¥ 74	$ 10	¥ 423	¥ 418